Fees Summary	Nov. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 499,810,000.00
Previously Paid Amount	0.00
Total Fee Amount	69,023.76
Total Offset Amount	0.00
Net Fee	69,023.76
Narrative - Max Aggregate Offering Price	$ 499,810,000.00
Final Prospectus	true